LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses) (Tables)	12 Months Ended
Dec. 31, 2021
Labor Costs [Abstract]
Schedule of labor costs

	Year ended December 31,
	2021	2020	2019

Wages, salaries and social security costs	878,347	677,541	759,678
Termination benefits	18,677	25,265	28,269
Post-employment benefits (Note 20 (i))	43,287	36,093	39,086

Labor costs	940,311	738,899	827,033